Income Taxes	12 Months Ended
Jun. 30, 2022
Income Taxes [Abstract]
INCOME TAXES

16. INCOME TAXES

The provision for income taxes differs from the amount computed by applying the cumulative Canadian federal and provincial income tax rates to the loss before income tax provision due to the following:

	Years ended June 30,
	2022	2021
Canadian statutory tax rate	27.00%	27.00%

Loss before income taxes	$(6,471,668)	$(6,574,374)

Income tax recovery computed at Canadian statutory rates	(1,747,348)	(1,775,081)
Foreign tax rates different from statutory rate	234,160	218,388
Permanent items and other	459,813	3,633,845
Change in unrecognized deferred tax assets	1,053,375	(2,078,112)
Adjustments in respect of prior years	-	960
	$-	$-

Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profit is probable. The ability to realize the tax benefits is dependent upon numerous factors, including the future profitability of operations in the jurisdiction in which the tax benefit arise. Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	June 30, 2022	June 30, 2021
Non-capital loss carry forward	$13,633,304	$9,184,009
Capital loss carry forward	19,596,218	23,435,600
Plant and equipment	190,799	155,152
Mineral property interests	-	3,519,176
Equity investments	408,622	572,253
Share issuance cost	1,041,630	1,624,469
	$34,870,573	$38,490,659

As of June 30, 2022, the Company has the following net operating losses, expiring various years to 2042 and available to offset future taxable income in Canada, Bolivia and China, respectively:

	Canada	Bolivia	China
2022	-	44,849	-
2023	-	22,571	-
2024	-	115,876	-
2026	-	763,735	-
2027	-	1,312,466	-
2032	-	-	271,929
2041	6,939,727	-	-
2042	4,162,151	-	-
	$11,101,878	$2,259,497	$271,929

As at June 30, 2022, the Company had capital loss carry forward of $19,596,218 that can be carried indefinitely in Canada (June 30, 2021 - $23,435,600).